Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 10, 2018	Dec. 31, 2017 USD ($) Country Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of countries | Country		20
Number of reporting segments | Segment		4
Reclassification of equity earnings (loss) from investments in unconsolidated affiliates | $		$ (11,981)	$ 294	$ (11,992)
Other Capitalized Property Plant And Equipment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives		5 years
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of completion to recognize expected profit		70.00%
Minimum [Member] | Building [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives		8 years
Minimum [Member] | Machinery and Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives		3 years
Maximum [Member] | Building [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives		33 years
Maximum [Member] | Machinery and Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property, plant and equipment economic useful lives		28 years
Subsequent Event [Member] | Effect of Reverse Stock Split [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Reverse stock split	three-to-one
Reverse stock split, conversion ratio	0.33